Financial Instruments - Currency Risk- Sensitivity Analysis (Detail) - Ten percentage weakening in foreign currency vs us [member] $ in Millions	Dec. 31, 2021 USD ($)
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	$ 8
Receivables under indemnification arrangement	(23)
Non-permanent intercompany loans	150
Indirect investment in LSEG shares	(680)
Foreign exchange contracts	352
Total impact on earnings	(193)
British Pounds Sterling [Member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Receivables under indemnification arrangement	(23)
Non-permanent intercompany loans	60
Indirect investment in LSEG shares	(680)
Foreign exchange contracts	352
Total impact on earnings	(290)
Euros [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	(1)
Non-permanent intercompany loans	16
Total impact on earnings	15
Other Currencies [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	7
Non-permanent intercompany loans	13
Total impact on earnings	20
Canada, Dollars [member]
Summary of Hypothetical Change In Foreign Currency Exchange Rates On Earnings [line items]
Financial assets and liabilities	1
Non-permanent intercompany loans	61
Total impact on earnings	$ 62